Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000000012 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[1]
C000000012 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000000012 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000000012 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000000012 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000000012 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000000012 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000000012 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000012 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000012 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000000012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000000012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000012 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000000012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000012 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[2]
C000173298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000173298 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000173298 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000173298 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000173298 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000173298 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000173298 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000173298 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000173298 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000173298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000173298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000173298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000173298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000173298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000173298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000173298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173298 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[3]
C000130309 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000130309 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000130309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000130309 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000130309 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000130309 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000130309 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000130309 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000130309 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000130309 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130309 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130309 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130309 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130309 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130309 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000130309 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130309 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130309 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000130309 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130309 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.